Calvert
Responsible Municipal Income Fund
September 30, 2021
Schedule of Investments (Unaudited)

Corporate Bonds — 2.6%

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$265	$ 266,084
		$ 266,084
Consumer, Non-cyclical — 0.9%
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	$3,493	$ 3,690,818
		$ 3,690,818
Industrial — 0.6%
Nature Conservancy (The):
Series A, 0.794%, 7/1/25	$1,450	$ 1,424,355
Series A, 0.944%, 7/1/26	1,285	1,258,448
		$2,682,803
Other Revenue — 1.0%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$4,000	$4,145,439
		$4,145,439
Total Corporate Bonds (identified cost $10,565,288)		$10,785,144

Tax-Exempt Mortgage-Backed Securities — 1.2%

Security	Principal Amount (000's omitted)	Value
Housing — 1.2%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$2,606	$ 3,025,522
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	1,633	1,885,475
Total Tax-Exempt Mortgage-Backed Securities (identified cost $4,778,356)		$ 4,910,997

Tax-Exempt Municipal Obligations — 89.1%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 15.6%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	$1,000	$ 1,252,670
Connecticut, (Revolving Fund):
Green Bonds, 4.00%, 2/1/37	3,000	3,541,530
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
Connecticut, (Revolving Fund): (continued)
Green Bonds, 5.00%, 5/1/34	$1,140	$ 1,381,247
Illinois Finance Authority, (Clean Water Initiative Revolving Fund):
5.00%, 7/1/32	1,500	1,812,795
Green Bonds, 5.00%, 1/1/28	8,000	10,034,800
Indiana Finance Authority, (Revolving Fund):
Green Bonds, 5.00%, 2/1/29	2,000	2,411,380
Green Bonds, Series 2018A, 5.00%, 2/1/25	2,510	2,895,436
Green Bonds, Series 2019E, 5.00%, 2/1/25	1,920	2,214,835
Iowa Finance Authority, (State Revolving Fund):
Green Bonds, 5.00%, 8/1/27	1,805	2,245,113
Green Bonds, 5.00%, 8/1/28	1,425	1,817,003
Green Bonds, 5.00%, 8/1/29	875	1,141,044
Green Bonds, 5.00%, 8/1/35	1,500	1,881,735
Michigan Finance Authority, (Clean Water Revolving Fund):
3.00%, 10/1/36	1,500	1,680,765
3.00%, 10/1/37	1,390	1,553,784
New Mexico Finance Authority, (Senior Lien Public Project Revolving Fund):
5.00%, 6/1/25	2,015	2,348,019
5.00%, 6/1/26	1,595	1,916,600
Oklahoma Water Resources Board:
4.00%, 10/1/31	120	147,938
4.00%, 10/1/32	430	528,362
4.00%, 10/1/34	150	183,306
Rhode Island Infrastructure Bank, (Safe Drinking Water Revolving Fund), Green Bonds, 4.00%, 10/1/34	2,650	3,194,283
Texas Water Development Board, (Revolving Fund):
4.00%, 8/1/34	5,000	6,103,550
4.00%, 8/1/37	2,750	3,329,260
Texas Water Development Board, (State Water Implementation Revenue Fund), 5.00%, 10/15/27	2,500	3,120,850
Wisconsin, Environmental Improvement Fund Revenue:
Green Bonds, 5.00%, 6/1/34	1,295	1,662,508
Green Bonds, 5.00%, 6/1/37	5,035	6,406,182
		$64,804,995
Education — 10.2%
Adams County General Authority, PA, (Gettysburg College):
5.00%, 8/15/27	$1,330	$1,627,654
5.00%, 8/15/29	1,720	2,180,702
Arizona State University:
4.00%, 7/1/42	1,500	1,758,075
Green Bonds, 5.00%, 7/1/39	2,000	2,520,500
Green Bonds, 5.00%, 7/1/41	3,000	3,465,540

Calvert
Responsible Municipal Income Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/22	$100	$ 102,379
4.00%, 6/15/23	100	105,679
4.00%, 6/15/24	120	130,276
4.00%, 6/15/25	110	122,216
4.00%, 6/15/26	110	124,296
4.00%, 6/15/27	80	91,726
4.00%, 6/15/28	125	145,200
4.00%, 6/15/30	100	114,420
4.00%, 6/15/31	100	113,846
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/33	920	1,136,954
Green Bonds, 5.00%, 10/1/36	765	937,056
Green Bonds, 5.00%, 10/1/38	730	890,250
Colorado State University:
4.00%, 3/1/26	210	240,927
5.00%, 3/1/27	225	275,598
District of Columbia, (Gallaudet University):
Social Bonds, 5.00%, 4/1/26	300	355,911
Social Bonds, 5.00%, 4/1/27	300	365,562
Social Bonds, 5.00%, 4/1/28	325	405,061
Social Bonds, 5.00%, 4/1/29	300	380,952
Social Bonds, 5.00%, 4/1/30	300	387,312
Social Bonds, 5.00%, 4/1/31	325	427,190
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/29(1)	360	415,073
5.00%, 6/1/31(1)	1,000	1,201,780
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/33	500	640,840
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,172,160
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,226,705
Ivy Tech Community College, IN:
5.00%, 7/1/28	1,575	1,983,145
5.00%, 7/1/29	925	1,185,822
Kansas Development Finance Authority, (Wichita State University), 3.00%, 6/1/31	1,925	2,114,535
Kentucky Bond Development Corp., (Transylvania University):
2.00%, 3/1/23	160	163,438
5.00%, 3/1/27	80	96,434
5.00%, 3/1/28	100	123,282
5.00%, 3/1/29	155	194,375
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
5.00%, 9/1/27	350	423,416
5.00%, 9/1/28	225	277,760
Security	Principal Amount (000's omitted)	Value
Education (continued)
Los Ranchos de Albuquerque, NM, (Albuquerque Academy): (continued)
5.00%, 9/1/29	$400	$ 502,780
Louisiana Public Facilities Authority, (Loyola University), 5.00%, 10/1/26	215	256,306
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), 4.00%, 7/1/31(1)(2)	250	281,265
Miami University, OH:
5.00%, 9/1/24	600	681,168
5.00%, 9/1/27	730	905,156
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	670	787,176
Montgomery County Industrial Development Authority, PA, (Germantown Academy), 4.00%, 10/1/36	450	495,508
New York Dormitory Authority, (Cornell University), Green Bonds, 5.00%, 7/1/26	500	604,370
Ohio State University, 5.00%, 12/1/29	1,915	2,507,712
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550	1,727,444
Public Finance Authority, WI, (Coral Academy of Science Las Vegas):
4.00%, 7/1/24	300	323,865
4.00%, 7/1/31	325	370,182
4.00%, 7/1/41	1,000	1,110,100
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000	2,355,380
		$42,532,459
Electric Utilities — 1.2%
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	$1,000	$1,249,140
Southern California Public Power Authority, Green Bonds, 5.00%, 7/1/30	1,500	1,649,370
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,275,949
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	797,076
		$4,971,535
Escrowed/Prerefunded — 1.7%
Aurora, CO, Water Revenue, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/31	$2,000	$2,423,180
Build NYC Resource Corp., NY, (YMCA of Greater New York), Prerefunded to 8/1/25, 4.00%, 8/1/36	1,915	2,163,931
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85	111,494
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
Prerefunded to 10/1/23, 5.00%, 10/1/30	1,000	1,095,360
Prerefunded to 10/1/23, 5.00%, 10/1/31	1,000	1,095,360
		$6,889,325

Calvert
Responsible Municipal Income Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 19.8%
Bexar County, TX, 4.00%, 6/15/32	$2,000	$ 2,240,700
California:
4.00%, 9/1/32	1,000	1,151,990
Green Bonds, 3.75%, 10/1/37	1,000	1,074,760
Comal Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/28	2,000	2,509,680
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000	1,132,570
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,436,920
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	750	908,242
Franklin Regional School District, PA, 5.00%, 5/1/27	100	122,838
Fremont Union High School District, CA, 4.00%, 8/1/36	1,500	1,744,905
Hampton, VA, Green Bonds, 3.00%, 9/1/34	500	554,235
Hawaii, 4.00%, 10/1/34	2,000	2,291,400
Johnson County Unified School District No. 229, KS, 3.00%, 10/1/28	2,000	2,277,600
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,792,198
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/36	5,595	6,647,811
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,307,480
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000	2,433,780
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,956,455
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,236,080
Milwaukee Metropolitan Sewerage District, WI, Green Bonds-Climate Bond Certified, 4.00%, 10/1/30	3,615	4,411,059
New York, NY, 5.00%, 8/1/26	2,000	2,216,020
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/26	1,000	1,201,200
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	1,000	1,167,190
5.00%, 2/1/33	650	796,816
Northside Independent School District, TX:
(PSF Guaranteed), 4.00%, 8/1/31	930	1,123,635
(PSF Guaranteed), 4.00%, 8/1/32	400	481,108
Ohio:
4.00%, 3/1/24	2,285	2,491,221
4.00%, 3/1/25	1,140	1,280,323
Oxnard Union High School District, CA, (Election of 2018), 4.00%, 8/1/37	2,000	2,351,760
Passaic County Improvement Authority, NJ, (Paterson Board of Education):
Green Bonds, 3.00%, 2/1/42	1,175	1,267,649
Green Bonds, 4.00%, 2/1/32	300	361,659
Green Bonds, 4.00%, 2/1/33	250	300,433
Phoenix Union High School District No. 210, AZ, 5.00%, 7/1/25	2,750	3,217,830
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	$5,000	$ 5,993,700
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000	2,479,820
San Francisco Bay Area Rapid Transit District, CA, (Election of 2004), Green Bonds, 3.00%, 8/1/38	3,235	3,511,851
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/33	1,000	1,231,230
Green Bonds, 5.00%, 8/1/35	1,120	1,452,786
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	1,725	2,111,262
West Haven, CT:
4.00%, 9/15/24	260	285,813
4.00%, 9/15/25	255	286,913
4.00%, 9/15/26	255	292,039
4.00%, 9/15/27	245	284,477
Will County, IL:
Green Bonds, 5.00%, 11/15/26	450	546,071
Green Bonds, 5.00%, 11/15/28	1,000	1,272,580
Green Bonds, 5.00%, 11/15/29	900	1,169,343
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545	1,654,015
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,192,160
		$82,251,607
Hospital — 3.9%
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	$500	$599,355
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	2,186,320
New York City Health and Hospitals Corp., NY:
4.00%, 2/15/27	2,250	2,621,632
4.00%, 2/15/28	4,700	5,567,902
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/31	2,000	2,419,600
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,315	2,829,671
		$16,224,480
Housing — 7.0%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	$1,240	$1,485,929
CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 2.65%, 12/1/46(1)	910	856,874
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	1,250	1,257,387
Independent Cities Finance Authority, CA, (Castle Mobile Estates):
3.00%, 5/15/22	170	172,579

Calvert
Responsible Municipal Income Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Independent Cities Finance Authority, CA, (Castle Mobile Estates): (continued)
3.00%, 5/15/23	$170	$ 176,441
3.00%, 5/15/24	175	185,124
3.00%, 5/15/25	185	198,646
3.00%, 5/15/26	190	206,821
3.00%, 5/15/31	500	545,870
Independent Cities Finance Authority, CA, (Union City Tropics), Mobile Home Park Revenue:
4.00%, 5/15/31	1,020	1,174,214
4.00%, 5/15/34	1,145	1,302,472
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/26	270	296,487
3.00%, 9/15/27	275	305,068
3.00%, 9/15/28	285	317,909
3.00%, 9/15/29	295	330,580
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,671,988
4.35%, 7/1/50	1,000	1,061,280
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750	786,855
New York City Housing Development Corp., NY:
3.80%, 11/1/30	1,000	1,056,890
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	2,080,092
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	1,052,538
New York Housing Finance Agency, Climate Bond Certified/Sustainability Bonds, (FHLMC / FNMA / SONYMA), 2.85%, 11/1/39	2,000	2,090,940
New York Housing Finance Agency, Climate Bond Certified/Sustainability Bonds, (SONYMA), 0.75%, 11/1/25	3,000	3,002,130
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	945	985,673
Social Bonds, 0.95%, 10/1/28	1,125	1,096,256
(AMT), Social Bonds, 5.00%, 4/1/24	700	776,300
(AMT), Social Bonds, 5.00%, 10/1/24	1,000	1,127,710
(AMT), Social Bonds, 5.00%, 4/1/25	500	572,810
(AMT), Social Bonds, 5.00%, 10/1/25	500	581,465
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/28	665	808,653
5.00%, 6/1/29	365	451,436
Utah Housing Corp., 4.00%, 1/1/36	800	836,912
		$28,852,329
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 1.1%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	$850	$ 931,634
National Finance Authority, NH, (Covanta), (AMT), Green Bonds, 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,955	2,069,719
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	1,057,220
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500	500,885
		$ 4,559,458
Insured - General Obligations — 0.6%
Connecticut, (AGM), 5.00%, 10/15/27	$1,155	$ 1,405,392
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	1,000	970,080
		$2,375,472
Insured - Housing — 0.3%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing):
(BAM), Green Bonds, 5.00%, 5/15/25	$350	$404,506
(BAM), Green Bonds, 5.00%, 5/15/27	450	547,510
(BAM), Green Bonds, 5.00%, 5/15/29	350	443,468
		$1,395,484
Insured - Solid Waste — 0.3%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
(AGM), (AMT), Green Bonds, 5.00%, 9/1/28	$15	$18,927
(AGM), (AMT), Green Bonds, 5.00%, 9/1/28	485	608,888
(AGM), (AMT), Green Bonds, 5.00%, 9/1/30	15	19,301
(AGM), (AMT), Green Bonds, 5.00%, 9/1/30	485	613,457
		$1,260,573
Insured - Special Tax Revenue — 0.1%
Martha's Vineyard Land Bank, (BAM), Green Bonds, 5.00%, 5/1/32	$400	$481,996
		$481,996
Insured - Transportation — 0.3%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$1,139,180
		$1,139,180
Insured - Water and Sewer — 0.3%
Bloomington, IN, Sewage Works Revenue:
(BAM), Green Bonds, 2.00%, 1/1/27	$100	$105,483
(BAM), Green Bonds, 4.00%, 1/1/29	500	595,215
(BAM), Green Bonds, 4.00%, 1/1/31	500	608,550
		$1,309,248

Calvert
Responsible Municipal Income Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue / Certificates of Participation — 1.6%
Connecticut Health and Educational Facilities Authority, (State Supported Child Care):
5.00%, 7/1/25	$300	$ 348,606
5.00%, 7/1/26	435	519,938
5.00%, 7/1/27	255	312,151
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500	555,495
4.00%, 10/1/35	600	665,274
New Jersey Economic Development Authority, (School Facilities Construction):
Social Bonds, 5.00%, 6/15/26	555	662,931
Social Bonds, 5.00%, 6/15/27	410	501,512
University of Mississippi Educational Building Corp., 5.00%, 10/1/28	1,000	1,264,530
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,806,030
		$6,636,467
Other Revenue — 5.5%
Battery Park City Authority, NY:
5.00%, 11/1/39	$200	$256,624
Sustainability Bonds, 5.00%, 11/1/49	3,250	4,094,155
California Infrastructure and Economic Development Bank, Prerefunded to 10/1/25, 5.00%, 10/1/34	2,000	2,365,700
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 0.40%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(3)	2,630	2,639,968
Chester County Industrial Development Authority, PA, (Longwood Gardens, Inc.), Sustainability Bonds, 4.00%, 12/1/25	310	353,164
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,248,191
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,619,147
Green Bonds, 5.00%, 9/1/36	1,445	1,775,862
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,145,650
4.45%, 11/1/36	1,000	1,154,070
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000	1,322,860
New York City Trust for Cultural Resources, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	3,750	5,044,687
		$23,020,078
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 0.5%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$ 2,044,106
		$ 2,044,106
Special Tax Revenue — 8.5%
Allegheny County Port Authority, PA, 5.00%, 3/1/27	$10,000	$ 12,083,500
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, Prerefunded to 11/1/25, 4.00%, 11/1/33	1,100	1,238,369
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/35	1,000	1,171,020
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/45	2,500	2,887,225
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000	2,498,720
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
5.00%, 7/1/26	1,000	1,205,090
5.00%, 7/1/28	1,000	1,269,580
5.00%, 7/1/31	1,000	1,349,610
Massachusetts School Building Authority, Social Bonds, 5.00%, 8/15/35	1,500	1,957,725
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000	1,207,630
Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275	2,787,967
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000	1,003,630
Regional Transportation District, CO, Sales Tax Revenue:
5.00%, 11/1/32	1,000	1,373,010
Green Bonds, 5.00%, 11/1/28	2,500	3,188,575
		$35,221,651
Transportation — 0.4%
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 5.00%, 7/15/30	$1,250	$1,650,775
		$1,650,775
Water and Sewer — 10.2%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	$2,000	$2,462,920
Cary, NC, Combined Enterprise System Revenue, 5.00%, 12/1/24	1,745	2,002,300
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150	183,521
5.00%, 1/1/28	770	936,020
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/35	1,000	1,215,130

Calvert
Responsible Municipal Income Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Denver City and County Board of Water Commissioners, CO, 4.00%, 9/15/33	$3,000	$ 3,682,020
District of Columbia Water and Sewer Authority, 5.00%, 10/1/26	500	608,570
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/35	1,000	1,183,070
East Bay Municipal Utility District, CA, Water System Revenue:
Green Bonds, 5.00%, 6/1/35	1,000	1,227,980
Green Bonds, 5.00%, 6/1/36	1,650	2,118,781
Greensboro, NC, Combined Enterprise System Revenue, 4.00%, 6/1/34	500	608,730
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/27	615	765,343
Green Bonds, 5.00%, 10/1/28	765	973,868
Green Bonds, 5.00%, 10/1/30	1,000	1,204,980
Green Bonds, 5.00%, 10/1/34	300	391,029
Green Bonds, 5.00%, 10/1/35	425	553,401
Green Bonds, 5.00%, 10/1/36	1,000	1,197,610
Kansas City, MO, Water Revenue, 4.00%, 12/1/33	870	1,061,313
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000	1,249,550
Green Bonds, 5.00%, 6/1/38	2,000	2,433,920
Lubbock,TX, Water and Wastewater System Revenue:
4.00%, 2/15/30	650	777,569
4.00%, 2/15/31	435	516,354
4.00%, 2/15/32	325	385,674
4.00%, 2/15/33	200	236,664
5.00%, 2/15/25	300	345,768
5.00%, 2/15/26	400	476,004
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,500	1,847,310
Green Bonds, 5.00%, 8/1/40	1,000	1,191,330
Metropolitan Water District of Southern California, 0.19%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37	3,335	3,336,134
Northern Kentucky Water District, 4.00%, 2/1/29	1,565	1,858,234
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,680,775
St. Paul, MN, Sewer Revenue, Green Bonds, 5.00%, 12/1/26	1,165	1,423,385
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/33	1,000	1,224,930
		$42,360,187
Total Tax-Exempt Municipal Obligations (identified cost $357,682,802)		$369,981,405

Taxable Municipal Obligations — 4.0%

Security	Principal Amount (000's omitted)	Value
Education — 1.0%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.74%, 4/1/25	$600	$ 599,502
1.99%, 4/1/26	550	549,170
2.19%, 4/1/27	600	597,612
2.38%, 4/1/28	1,190	1,182,836
2.50%, 4/1/29	1,000	994,790
		$ 3,923,910
General Obligations — 1.0%
Detroit, MI:
Social Bonds, 1.817%, 4/1/22	$800	$802,672
Social Bonds, 2.017%, 4/1/23	375	377,884
Social Bonds, 2.189%, 4/1/24	400	403,144
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	412,290
1.802%, 8/1/31	400	397,808
1.902%, 8/1/32	1,100	1,095,424
Tustin Unified School District, CA:
1.345%, 8/1/28	280	277,278
1.554%, 8/1/29	535	532,577
		$4,299,077
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$501,125
		$501,125
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$150,408
(AGM), 2.005%, 7/1/27	185	185,126
(AGM), 2.429%, 7/1/29	275	276,545
(AGM), 2.679%, 7/1/31	350	354,914
		$966,993
Senior Living/Life Care — 0.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.875%, 5/15/27(1)	$350	$352,054
		$352,054

Calvert
Responsible Municipal Income Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.02%, 6/1/24	$1,000	$ 1,036,050
2.211%, 6/1/25	1,500	1,569,810
2.361%, 6/1/26	2,000	2,106,620
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.99%, 7/1/25	1,135	1,139,835
		$ 5,852,315
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$ 672,771
		$672,771
Total Taxable Municipal Obligations (identified cost $16,350,611)		$16,568,245

Short-Term Investments — 2.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.04%(4)	8,665,885	$ 8,666,751
Total Short-Term Investments (identified cost $8,665,885)		$ 8,666,751
Total Investments — 99.0% (identified cost $398,042,942)		$410,912,542
Other Assets, Less Liabilities — 1.0%		$ 3,950,919
Net Assets — 100.0%		$414,863,461

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $5,963,941 or 1.4% of the Fund's net assets.
(2)	When-issued security.
(3)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2021.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

At September 30, 2021, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California16.4%
Texas10.0%
Others, representing less than 10% individually70.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2021, 2.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.2% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(94)	Short	12/21/21	$(12,371,281)	$172,401
					$172,401
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

Calvert
Responsible Municipal Income Fund
September 30, 2021
Schedule of Investments (Unaudited) — continued

BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SONYMA	– State of New York Mortgage Agency
At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2021, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At September 30, 2021, the value of the Fund’s investment in affiliated funds was $8,666,751, which represents 2.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$37,123,010	$75,077,018	$(103,531,522)	$(2,621)	$866	$8,666,751	$12,317	8,665,885
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$10,785,144	$ —	$10,785,144
Tax-Exempt Mortgage-Backed Securities	—	4,910,997	—	4,910,997
Tax-Exempt Municipal Obligations	—	369,981,405	—	369,981,405
Taxable Municipal Obligations	—	16,568,245	—	16,568,245
Short-Term Investments	—	8,666,751	—	8,666,751
Total Investments	$ —	$410,912,542	$ —	$410,912,542
Futures Contracts	$172,401	$ —	$ —	$172,401
Total	$172,401	$410,912,542	$ —	$411,084,943
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.